Interest Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Interest cost capitalized				¥ 2,059
Interest cost charged to expense	$ 1,286	¥ 8,333	¥ 12,486	10,094
Interest cost incurred	$ 1,286	¥ 8,333	¥ 12,486	¥ 12,153